Notes Payable - Related Parties (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
TOTAL	$ 220,214	$ 1,451,643
Related Party [Member]
Related Party Transaction [Line Items]
2016	92,805
2017	38,307
2018	42,318
2019	46,784
TOTAL	$ 220,214